Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Replacement cost	$ 30,731	$ 41,869
Credit equivalent amount	112,208	117,013
Risk-weighted equivalent	20,081	24,428
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	7,186	11,098
Credit equivalent amount	16,191	19,870
Risk-weighted equivalent	324	397
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	58	46
Credit equivalent amount	94	76
Risk-weighted equivalent	6	5
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	9,613	9,699
Credit equivalent amount	24,448	21,698
Risk-weighted equivalent	3,721	5,187
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	610	108
Credit equivalent amount	1,547	426
Risk-weighted equivalent	353	119
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	123	15
Credit equivalent amount	564	543
Risk-weighted equivalent	152	164
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	5,655	8,772
Credit equivalent amount	27,862	29,565
Risk-weighted equivalent	5,611	5,940
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	4,261	6,072
Credit equivalent amount	21,483	22,188
Risk-weighted equivalent	4,274	4,556
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	841	536
Credit equivalent amount	1,742	1,111
Risk-weighted equivalent	383	340
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	95	28
Credit equivalent amount	441	313
Risk-weighted equivalent	109	86
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	356	299
Credit equivalent amount	1,834	766
Risk-weighted equivalent	219	114
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	1,933	5,196
Credit equivalent amount	16,002	20,457
Risk-weighted equivalent	$ 4,929	$ 7,520